Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
48 Subsequent events
On January 28, 2025 ING announced that it has reached an agreement on the sale of its business in Russia to Global Development JSC, a Russian company owned by a Moscow-based financial investor with a background in factoring services. This transaction will effectively end ING’s activities in the Russian market. Under the terms of the agreement, Global Development will acquire all shares of ING Bank (Eurasia) JSC, taking over all Russian onshore activities and staff. Global Development intends to continue to serve customers in Russia under a new brand. The transaction, which has been preceded by extensive due diligence, is subject to various regulatory approvals and is expected to be closed in the third quarter of 2025.
ING has taken on no new business with Russian companies, has scaled down operations and has taken actions to separate the business from ING’s networks and systems.
ING estimates a negative impact to the Result on disposal of Group companies of EUR 0.7 billion post tax. This includes an estimated book loss of EUR 0.4 billion, representing the expected difference between the sale price and the book value of the business. It also includes an estimated negative impact of EUR 0.3 billion from recycling the currency translation adjustment net of the Net Investment hedge reserve through P&L, that is currently booked in equity for past changes of the value of ING Bank (Eurasia) JSC as a result of changes in exchange rates.
On 2 March 2025, ING agreed with a minority shareholder to acquire their 17.6% stake in Van Lanschot Kempen N.V. Per the agreement, ING has directly acquired 7.2% with the remainder of the transaction subject to regulatory approval. Together with ING’s existing stake of 2.7%, ING is expected to hold a total of 20.3% after completion of the transaction.
There are no other subsequent events to report other than those already disclosed in Note 41 'Legal proceedings' of the consolidated financial statements.